iShares
®
Environmentally Aware Real Estate ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Data Center REITs  — 6.8%
Digital Core REIT Management Pte Ltd. .......... 5,200 $ 2,548
Digital Realty Trust, Inc. ..................... 1,882 354,795
Equinix, Inc. ............................. 589 600,356
Keppel DC REIT .......................... 9,980 17,355
975,054
a
Diversified Real Estate Activities  — 5.7%
Allreal Holding AG, Registered ................. 92 24,066
City Developments Ltd. ...................... 2,800 17,125
Heiwa Real Estate Co. Ltd. ................... 400 5,892
Mitsubishi Estate Co. Ltd. .................... 8,900 216,067
Mitsui Fudosan Co. Ltd. ..................... 19,700 191,906
New World Development Co. Ltd.
(a)
.............. 10,000 8,776
Nomura Real Estate Holdings, Inc. .............. 4,800 27,583
Peach Property Group AG
(a)
................... 300 1,783
Sumitomo Realty & Development Co. Ltd. ......... 4,500 100,864
Sun Hung Kai Properties Ltd. .................. 9,715 152,475
Tokyo Tatemono Co. Ltd. ..................... 1,300 27,432
UOL Group Ltd. ........................... 3,200 24,692
798,661
a
Diversified REITs  — 6.9%
Activia Properties, Inc. ...................... 20 17,913
AEW UK REIT PLC ........................ 1,081 1,559
American Assets Trust, Inc. ................... 382 9,011
Argosy Property Ltd. ........................ 3,930 2,408
British Land Co. PLC (The) ................... 9,152 54,726
Broadstone Net Lease, Inc., Class A ............. 1,169 25,028
CapitaLand Integrated Commercial Trust .......... 42,142 81,787
Charter Hall Group ......................... 3,029 49,529
Charter Hall Long Wale REIT .................. 4,437 11,863
Covivio SA .............................. 386 23,564
Custodian Property Income REIT PLC ............ 2,680 3,124
Daiwa House REIT Investment Corp., Class A ...... 35 27,099
Essential Properties Realty Trust, Inc. ............ 1,208 37,798
Global Net Lease, Inc. ...................... 1,237 10,787
GPT Group (The) .......................... 13,136 47,314
Growthpoint Properties Australia Ltd. ............. 1,373 2,150
H&R REIT .............................. 1,796 14,118
Hankyu Hanshin REIT, Inc., Class A ............. 5 4,525
Heiwa Real Estate REIT, Inc. .................. 10 8,427
Hulic REIT, Inc. ........................... 10 9,885
ICADE ................................. 322 7,183
KDX Realty Investment Corp., Class A ........... 34 33,230
Land Securities Group PLC ................... 5,659 53,902
Mapletree Pan Asia Commercial Trust ............ 20,200 20,948
Merlin Properties Socimi SA .................. 2,861 49,725
Mirai Corp. .............................. 17 4,452
MIRARTH Real Estate Investment Corp. .......... 6 3,112
Mirvac Group ............................ 25,340 31,781
Mori Trust REIT, Inc. ........................ 16 7,657
Nomura Real Estate Master Fund, Inc. ........... 32 30,606
NTT UD REIT Investment Corp. ................ 13 11,192
OUE REIT .............................. 16,800 4,648
Picton Property Income Ltd. ................... 3,248 3,248
Schroder REIT Ltd. ........................ 4,292 2,596
Sekisui House REIT, Inc. ..................... 49 23,305
Shaftesbury Capital PLC ..................... 14,681 28,453
Sirius Real Estate Ltd. ...................... 9,705 12,943
SK REITs Co. Ltd. ......................... 1,154 4,436
Star Asia Investment Corp. ................... 21 7,053
Stockland ............................... 15,473 46,316
Stoneweg Europe Stapled Trust, NVS ............ 3,200 5,870
Security Shares Value
a
Diversified REITs (continued)
Stride Property Group ....................... 2,904 $ 1,970
Sunlight REIT ............................ 6,000 1,782
Suntec REIT ............................. 14,600 16,846
United Urban Investment Corp. ................ 25 25,548
WP Carey, Inc. ........................... 1,400 103,040
984,457
a
Health Care Facilities  — 0.2%
Chartwell Retirement Residences ............... 1,796 28,941
a
Health Care REITs  — 12.7%
Aedifica SA .............................. 571 46,174
Alexandria Real Estate Equities, Inc. ............. 1,156 59,476
American Healthcare REIT, Inc. ................ 942 52,375
Care Property Invest N.V. .................... 202 2,936
CareTrust REIT, Inc. ........................ 1,288 54,019
Health Care & Medical Investment Corp. .......... 1 661
Healthcare Realty Trust, Inc., Class A ............ 1,941 40,781
Healthpeak Properties, Inc. ................... 4,624 100,942
LTC Properties, Inc. ........................ 293 11,790
Medical Properties Trust, Inc. .................. 2,663 12,330
National Health Investors, Inc. ................. 288 22,075
Omega Healthcare Investors, Inc. ............... 1,778 90,020
Parkway Life REIT ......................... 2,400 7,897
Primary Health Properties PLC ................. 14,940 19,041
Sabra Health Care REIT, Inc. .................. 1,408 29,807
Target Healthcare REIT PLC .................. 3,726 5,685
Ventas, Inc. ............................. 2,747 256,872
Vital Infrastructure Property Trust ............... 1,106 4,410
Welltower, Inc. ............................ 4,180 979,960
1,797,251
a
Hotel & Resort REITs  — 2.5%
Apple Hospitality REIT, Inc. ................... 1,420 23,444
CapitaLand Ascott Trust ..................... 17,380 12,261
CDL Hospitality Trusts ...................... 4,900 3,038
DiamondRock Hospitality Co. .................. 1,369 18,126
Far East Hospitality Trust .................... 3,700 1,659
Hoshino Resorts REIT, Inc. ................... 4 6,119
Host Hotels & Resorts, Inc. ................... 5,314 133,541
Invincible Investment Corp. ................... 50 19,161
Japan Hotel REIT Investment Corp., Class A ....... 30 15,287
Park Hotels & Resorts, Inc. ................... 1,362 20,512
Pebblebrook Hotel Trust ..................... 810 15,471
RLJ Lodging Trust ......................... 1,018 12,471
Ryman Hospitality Properties, Inc. .............. 364 48,649
Sunstone Hotel Investors, Inc. ................. 1,330 15,654
Xenia Hotels & Resorts, Inc. .................. 655 13,480
358,873
a
Hotels, Resorts & Cruise Lines  — 0.0%
PPHE Hotel Group Ltd. ...................... 150 3,174
a
Industrial REITs  — 14.3%
AIMS APAC REIT ......................... 3,647 4,552
Americold Realty Trust, Inc. ................... 1,785 25,151
ARGAN SA, NVS .......................... 112 9,809
CapitaLand Ascendas REIT ................... 22,154 44,374
Centuria Industrial REIT ..................... 3,954 8,352
CRE Logistics REIT, Inc. ..................... 8 7,076
Dexus Industria REIT ....................... 2,038 3,528
Dream Industrial REIT ...................... 1,816 18,641
EastGroup Properties, Inc. ................... 345 72,108
ESR Kendall Square REIT Co. Ltd. .............. 1,549 3,575
ESR-REIT .............................. 3,700 7,559

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Industrial REITs (continued)
First Industrial Realty Trust, Inc. ................ 837 $ 55,108
Frasers Logistics & Commercial Trust ............ 19,000 14,666
GLP J-REIT ............................. 40 36,350
Goodman Group .......................... 12,210 254,199
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ........................ 5,268 6,228
Granite REIT ............................. 414 28,413
Industrial & Infrastructure Fund Investment Corp., Class
A ................................... 16 14,157
Innovative Industrial Properties, Inc., Class A ....... 152 8,939
Japan Logistics Fund, Inc. .................... 20 12,402
LaSalle Logiport REIT ....................... 18 17,219
Lineage, Inc. ............................. 498 21,100
LondonMetric Property PLC ................... 14,485 38,293
LXP Industrial Trust ........................ 437 26,452
Mapletree Industrial Trust .................... 11,300 17,004
Mapletree Logistics Trust .................... 23,000 22,219
Mitsubishi Estate Logistics REIT Investment Corp. ... 13 10,154
Mitsui Fudosan Logistics Park, Inc. .............. 21 14,224
Montea N.V. ............................. 157 12,305
Nippon Prologis REIT, Inc. .................... 74 42,055
Prologis, Inc. ............................. 5,680 821,385
Rexford Industrial Realty, Inc. ................. 1,514 57,184
Segro PLC .............................. 9,415 122,985
SOSiLA Logistics REIT, Inc. ................... 6 4,097
STAG Industrial, Inc. ....................... 1,200 45,912
Terreno Realty Corp. ....................... 697 49,940
Tritax Big Box REIT PLC ..................... 17,509 40,255
Warehouses De Pauw CVA ................... 1,361 35,025
2,032,995
a
Internet Services & Infrastructure  — 0.2%
NEXTDC Ltd.
(a)
........................... 3,277 30,822
SUNeVision Holdings Ltd. .................... 4,000 2,465
33,287
a
Multi-Family Residential REITs  — 6.9%
Advance Residence Investment Corp. ............ 25 23,196
Altarea SCA ............................. 52 6,052
AvalonBay Communities, Inc. ................. 1,025 190,250
Boardwalk REIT .......................... 253 11,956
Camden Property Trust ...................... 723 80,116
Canadian Apartment Properties REIT ............ 1,021 25,244
Centerspace ............................. 109 5,978
Comforia Residential REIT, Inc. ................ 18 11,537
Daiwa Securities Living Investments Corp., Class A ... 14 8,534
Equity Residential ......................... 2,773 184,266
Essex Property Trust, Inc. .................... 441 125,306
Grainger PLC ............................ 6,054 14,286
Home Invest Belgium SA ..................... 70 1,627
Independence Realty Trust, Inc. ................ 1,576 26,209
Ingenia Communities Group .................. 2,697 8,228
Irish Residential Properties REIT PLC ............ 3,920 4,900
Killam Apartment REIT ...................... 804 10,662
Living REIT PLC
(b)
......................... 2,812 2,926
Mid-America Apartment Communities, Inc. ......... 778 102,960
Mitsui Fudosan Accommodations Fund, Inc., Class A .. 23 17,720
Residential Secure Income PLC
(b)
............... 1,792 664
Samty Residential Investment Corp. ............. 2 1,147
Starts Proceed Investment Corp., Class A ......... 2 2,317
UDR, Inc. ............................... 2,356 89,905
UNITE Group PLC (The) ..................... 2,998 21,778
Xior Student Housing N.V. .................... 272 8,656
986,420
a
Security Shares Value
a
Office REITs  — 6.3%
Abacus Group ............................ 3,114 $ 2,072
Allied Properties REIT
(c)
..................... 1,077 7,544
BXP, Inc. ............................... 1,477 103,567
Centuria Office REIT ....................... 3,660 2,355
Champion REIT ........................... 16,000 4,748
Colonial SFL Socimi SA ..................... 2,930 18,755
COPT Defense Properties .................... 618 23,459
Cousins Properties, Inc. ..................... 1,917 60,481
Cromwell Property Group .................... 13,568 4,108
Daiwa Office Investment Corp., Class A ........... 6 12,832
Derwent London PLC ....................... 1,018 28,867
Dexus ................................. 6,876 28,877
Douglas Emmett, Inc. ....................... 799 9,444
Easterly Government Properties, Inc., Class A ...... 272 6,626
Empire State Realty Trust, Inc., Class A ........... 1,413 7,150
Gecina SA .............................. 545 47,215
Global One Real Estate Investment Corp. ......... 12 8,431
Great Portland Estates PLC ................... 4,274 20,175
Helical PLC .............................. 883 2,368
Highwoods Properties, Inc. ................... 825 27,332
Ichigo Office REIT Investment Corp. ............. 8 4,832
Japan Excellent, Inc. ....................... 13 11,753
Japan Prime Realty Investment Corp. ............ 36 22,121
Japan Real Estate Investment Corp. ............. 64 48,976
JBG SMITH Properties ...................... 541 7,601
JR Global REIT
(a)(d)
......................... 1,261 938
Keppel REIT ............................. 20,496 14,703
Kilroy Realty Corp. ......................... 1,013 39,325
Mori Hills REIT Investment Corp., Class A ......... 17 13,863
Nippon Building Fund, Inc. .................... 95 80,133
NIPPON REIT Investment Corp. ................ 16 8,415
NSI N.V. ................................ 141 2,705
One REIT, Inc. ............................ 6 2,983
Orix JREIT, Inc. ........................... 52 33,649
Piedmont Realty Trust, Inc., Class A
(a)
............ 1,358 13,159
Precinct Properties Group .................... 9,785 6,061
Prosperity REIT ........................... 9,000 1,744
Regional REIT Ltd.
(b)
....................... 1,049 1,403
Sankei Real Estate, Inc. ..................... 2 1,340
Shinhan Alpha REIT Co. Ltd. .................. 1,398 5,119
SL Green Realty Corp. ...................... 860 45,520
Tokyu REIT, Inc. .......................... 9 10,715
Vornado Realty Trust ....................... 2,063 81,262
Workspace Group PLC
(c)
..................... 878 4,162
888,888
a
Other Specialized REITs  — 3.3%
Arena REIT .............................. 2,168 4,843
Charter Hall Social Infrastructure REIT ........... 2,105 3,807
EPR Properties ........................... 448 27,807
Four Corners Property Trust, Inc. ............... 566 14,490
Gaming and Leisure Properties, Inc. ............. 1,408 63,064
Iron Mountain, Inc. ......................... 1,528 186,905
Safehold, Inc. ............................ 474 7,669
VICI Properties, Inc., Class A .................. 5,964 157,151
465,736
a
Real Estate Development  — 0.5%
Henderson Land Development Co. Ltd. ........... 10,000 36,254
Lifestyle Communities Ltd.
(a)
.................. 674 2,414
Sino Land Co. Ltd. ......................... 24,000 32,689
71,357
a

iShares
®
Environmentally Aware Real Estate ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Real Estate Operating Companies  — 6.6%
Altra Fastigheter AB ........................ 1,141 $ 9,342
Amot Investments Ltd. ...................... 1,457 8,853
Aroundtown SA
(a)
.......................... 5,848 14,710
Atrium Ljungberg AB, Class B ................. 1,966 5,492
Azrieli Group Ltd. .......................... 304 40,132
CA Immobilien Anlagen AG ................... 221 6,154
CapitaLand Investment Ltd. ................... 14,900 30,878
Castellum AB ............................ 2,712 38,064
Catena AB .............................. 381 15,828
Cibus Real Estate AB publ .................... 422 6,367
Corem Property Group AB, Class B ............. 6,266 1,667
Deutsche EuroShop SE ..................... 61 1,296
Deutsche Wohnen SE ...................... 328 7,005
Dios Fastigheter AB ........................ 836 5,778
Entra ASA
(b)
............................. 412 4,608
Fabege AB .............................. 1,698 13,317
Fastighets AB Balder, Class B
(a)
................ 4,582 25,078
FastPartner AB, Class A ..................... 414 1,854
Grand City Properties SA .................... 230 2,577
Heba Fastighets AB, Class B .................. 501 1,288
Hiag Immobilien Holding AG .................. 24 3,922
Hongkong Land Holdings Ltd. ................. 7,200 58,383
Hufvudstaden AB, Class A .................... 1,210 15,408
Hulic Co. Ltd. ............................ 3,300 36,283
Hysan Development Co. Ltd. .................. 4,000 9,512
Intershop Holding AG ....................... 36 7,667
LEG Immobilien SE ........................ 519 31,160
Logistea AB, Class B ....................... 1,565 2,195
Lumo Kodit OYJ .......................... 1,457 13,236
Melisron Ltd. ............................. 148 19,433
Mobimo Holding AG, Registered ................ 45 19,467
Neobo Fastigheter AB
(a)
..................... 742 1,447
NP3 Fastigheter AB ........................ 184 5,116
Pandox AB, Class B ........................ 757 14,077
Platzer Fastigheter Holding AB, Class B .......... 664 5,135
PPI Public Property Invest AB ................. 1,409 2,862
PSP Swiss Property AG, Registered ............. 290 52,321
Sagax AB, Class B ......................... 1,597 28,073
Samhallsbyggnadsbolaget i Norden AB
(a)
.......... 7,018 2,419
StorageVault Canada, Inc. .................... 1,644 5,629
Swire Properties Ltd. ....................... 8,000 24,364
Swiss Prime Site AG, Registered ............... 731 119,226
TAG Immobilien AG ........................ 1,150 18,376
VGP N.V. ............................... 86 8,380
Vonovia SE .............................. 4,978 120,769
Wallenstam AB, Class B ..................... 2,237 9,713
Wharf Real Estate Investment Co. Ltd. ........... 18,000 60,876
Wihlborgs Fastigheter AB .................... 1,750 14,233
949,970
a
Retail REITs  — 18.6%
Acadia Realty Trust ........................ 862 19,369
AEON REIT Investment Corp. ................. 10 7,644
Agree Realty Corp. ........................ 681 52,982
Ascencio ............................... 45 2,719
Brixmor Property Group, Inc. .................. 1,796 56,592
BWP Property Group Ltd. .................... 3,308 9,027
Carmila SA .............................. 442 8,631
Charter Hall Retail REIT ..................... 3,172 8,966
Choice Properties REIT ..................... 1,719 19,571
Crombie REIT ............................ 620 7,727
Curbline Properties Corp. .................... 600 18,384
Eurocommercial Properties N.V. ................ 406 13,133
Federal Realty Investment Trust ................ 516 64,031
First Capital REIT ......................... 1,301 21,280
Security Shares Value
a
Retail REITs (continued)
Fortune REIT ............................ 9,000 $ 5,542
Frasers Centrepoint Trust .................... 7,697 13,616
Fukuoka REIT Corp. ........................ 6 6,734
Getty Realty Corp. ......................... 337 11,505
Hamborner REIT AG ....................... 493 2,496
Hammerson PLC .......................... 3,057 15,820
HomeCo Daily Needs REIT ................... 10,837 9,629
Immobiliare Grande Distribuzione SIIQ SpA ........ 448 2,157
InvenTrust Properties Corp. ................... 481 17,032
Japan Metropolitan Fund Invest ................ 68 50,229
Kimco Realty Corp. ........................ 4,111 104,748
Kite Realty Group Trust ...................... 1,310 37,492
Kiwi Property Group Ltd. ..................... 9,322 5,109
Klepierre SA ............................. 1,648 74,854
Lendlease Global Commercial REIT ............. 11,507 5,291
Link REIT ............................... 18,100 90,219
LOTTE REIT Co. Ltd. ....................... 776 1,967
Macerich Co. (The) ........................ 1,857 47,985
Mercialys SA ............................. 625 8,664
Mitsui Fudosan Retail Fund Investment Corp. ....... 17 8,747
NETSTREIT Corp. ......................... 608 13,042
NewRiver REIT PLC ........................ 2,928 3,243
NNN REIT, Inc. ........................... 1,056 50,181
Phillips Edison & Co., Inc. .................... 729 30,975
Primaris REIT ............................ 661 10,803
Realty Income Corp. ........................ 10,893 695,736
Regency Centers Corp. ..................... 1,066 85,589
Region Group ............................ 7,098 11,867
Retail Estates N.V. ......................... 64 4,866
RioCan REIT ............................. 1,868 29,555
Scentre Group ............................ 35,190 96,615
Simon Property Group, Inc. ................... 2,257 517,688
SmartCentres REIT ........................ 776 16,358
Starhill Global REIT ........................ 9,700 4,199
Supermarket Income REIT PLC ................ 8,241 9,546
Tanger, Inc. .............................. 999 40,619
Unibail-Rodamco-Westfield
(a)
.................. 784 95,521
Urban Edge Properties ...................... 820 18,581
Vastned N.V. ............................. 58 1,988
Vicinity Ltd. .............................. 27,485 51,654
Waypoint REIT Ltd. ........................ 3,540 6,189
Wereldhave N.V. .......................... 338 7,470
2,632,177
a
Self-Storage REITs  — 5.3%
Big Yellow Group PLC ...................... 1,382 16,546
CubeSmart .............................. 1,654 68,575
Extra Space Storage, Inc. .................... 1,506 222,948
Public Storage ............................ 1,253 406,185
Safestore Holdings PLC ..................... 1,464 12,213
Shurgard Self Storage Ltd. ................... 244 7,129
Storage King Group ........................ 2,770 2,506
736,102
a
Single-Family Residential REITs  — 2.9%
American Homes 4 Rent, Class A ............... 2,146 71,719
Equity LifeStyle Properties, Inc. ................ 1,360 88,495
Invitation Homes, Inc. ....................... 4,095 121,703
Sun Communities, Inc. ...................... 875 108,045
UMH Properties, Inc. ....................... 537 8,114
398,076
a
Total Long-Term Investments — 99.7%
(Cost: $12,221,365) ................................. 14,141,419

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
3.81%
(e)(f)(g)
............................ 9,600 $ 9,603
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.65%
(e)(f)
.............................. 9,804 9,804
a
Total Short-Term Securities — 0.1%
(Cost: $19,407) .................................... 19,407
Total Investments — 99.8%
(Cost: $12,240,772) ................................. 14,160,826
Other Assets Less Liabilities — 0.2% ..................... 30,467
Net Assets — 100.0% ................................. $ 14,191,293
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 100,948  $ —  $ (91,350)
(a)
$ (1) $ 6  $ 9,603  9,600  $ 51
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 70,414  —  (60,610)
(a)
—  —  9,804  9,804  199  —
$ —  $ (1) $ 6
$ 19,407
$ 250  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 1 09/18/26 $ 40 $ (133)
Micro E-Mini Russell 2000 Index ........................................................... 1 09/18/26 15 (438)
$ (571)

iShares
®
Environmentally Aware Real Estate ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026

Schedule of Investments
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 9,419,471  $ 4,721,010  $ 938  $ 14,141,419
Short-Term Securities
Money Market Funds ....................................... 19,407  —  —  19,407
$ 9,438,878  $ 4,721,010  $ 938  $ 14,160,826
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (571) $ —  $ —  $ (571)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)